SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

March 8, 2024

VIA ELECTRONIC FILING

Mr. Keith O’Connell

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BlackRock International Dividend ETF, a series of BlackRock ETF Trust
Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A
(File Nos. 333-228832 and 811-23402)

Dear Mr. O’Connell:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of one new series of the Trust, BlackRock International Dividend ETF (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

On September 22, 2023, the Trust filed Post-Effective Amendment No. 48 to its registration statement pursuant to Rule 485(a) in order to register shares of the Fund (the “Prior Filing”). The current filing, Post-Effective Amendment No. 68 to the Trust’s Registration Statement, is intended to supersede the Prior Filing, designate a new effective date and make certain material changes to the Prior Filing. On October 27, 2023, the Trust received telephonic comments provided by Mr. Keith O’Connell of the staff (the “Staff”) of the Commission regarding the Prior Filing. The Trust will respond to those comments and any further comments the Staff may have in subsequent correspondence.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn

Gladys Chang

Douglas E. McCormack